Cover	Mar. 31, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Planet Labs PBC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40166
Entity Tax Identification Number	85-4299396
Entity Address, Address Line One	645 Harrison Street
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	829-3313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001836833
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PL
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	PLWS
Security Exchange Name	NYSE